UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05527

General New Jersey Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2020

FORM N-CSR

Item 1.          Reports to Stockholders.

General New Jersey Municipal Money Market Fund, Inc.

SEMIANNUAL REPORT

May 31, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General New Jersey Municipal Money Market Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for General New Jersey Municipal Money Market Fund, Inc., covering the six-month period from December 1, 2019 through May 31, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well over the last month of 2019. Accommodative policies from the U.S. Federal Reserve (the “Fed”), paired with healthy U.S. consumer spending, helped support valuations. Markets were further supported by a December announcement that the first phase of a trade deal with China was in process. U.S. equity markets reached new highs during the final month of 2019. However, the euphoria was short-lived, as concerns over the spread of COVID-19 roiled markets during the first several months of 2020. As the virus spread across the globe, concerns about the economic effects of a widespread quarantine worked to depress equity valuations. Stocks posted historic losses in March 2020, but regained ground in April and May.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. As stocks rallied in December 2019, Treasury bond prices declined, and rates across much of the yield curve rose until early in 2020, when the threat posed by COVID-19 began to emerge. A flight-to-quality ensued, and rates fell significantly. March 2020 brought high volatility and risk-asset spread widening. The Fed cut rates twice in March, resulting in an overnight lending target rate of nearly zero, and the government launched a large stimulus package. In April and May 2020, risk-asset prices recovered some of their prior losses, as investors turned their attention toward a possible economic recovery. Investment-grade bonds generally posted positive returns for the period.

We believe the near-term outlook for the U.S. will be challenging, as the country curbs the spread of COVID-19 and determines a path forward for recovery. However, we are confident that once the economic effects of the virus have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 15, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2019 through May 31, 2020, as provided by Joseph Irace, Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2020, General New Jersey Municipal Money Market Fund’s Class A shares produced an annualized yield of 0.36%. Taking into consideration the effects of compounding, the fund’s Class A shares produced an annualized effective yield of 0.36%.1

Yields of municipal money market instruments fluctuated during the reporting period, responding to a shift in stance by the U.S. Federal Reserve (the “Fed”) in response to the COVID-19 outbreak and supply-and-demand dynamics in the municipal securities market.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, income from some of the fund’s holdings may be subject to the federal alternative minimum tax. The fund also may invest temporarily in high-quality, taxable, money market instruments, including when the portfolio manager believes acceptable New Jersey state municipal obligations are not available for investment. During such periods, the fund may not achieve its investment objective. In addition, a portion of the fund’s assets may be invested in short-term, high-quality municipal obligations that do not pay income that is exempt from New Jersey state income taxes. The fund is non-diversified.

Fed Policy, Supply and Demand Drive the Market

Asset levels in tax-exempt money market funds were steady to end the year. In December 2019, demand for Variable Rate Demand Notes was strong versus fixed-rate notes due to the flat yield curve. Strong demand, plus limited supply, resulted in a downward trend in fixed-income, tax-exempt yields. The last month of the year, demand was strong for shorter maturities due to the continued flattening of the yield curve and continued strong inflows into tax-exempt funds, particularly longer dated portfolios. The Fed left rates unchanged at their last meeting of 2019.

January and February 2020 were low new issuance months, in line with historic activity. A dearth of new issue supply, combined with cash entering the market from reinvestment proceeds, maturities and coupon payments, kept downward pressure on yields. During these months, the funds purchased securities with longer maturities, as the final weeks of December 2019 brought a back-up in rates that provided a good buying opportunity. Asset levels in tax-exempt money market funds were range-bound the first several months of 2020.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

The Fed delivered emergency rate cuts in March 2020 as additional insurance against downside economic risk caused by the COVID-19 outbreak. The tax-exempt market continued to see steady inflows and strong demand. Retail demand remained robust, and limited new-issue supply, combined with the change in Fed policy, resulted in a downward trend in fixed-income tax-exempt yields. The market saw a zero-yield differential between the one-year notes and six-year bonds. New issues were virtually halted during the month of March. Tax-exempt money market funds saw large outflows towards the end of the month, which put pressure on prices across all areas of the curve as funds sold securities to meet redemptions. This brought volatility to variable-rate yields.

After weeks of dislocation, the tax-exempt market stabilized, demand saw an uptick and yields normalized in April 2020. Interest rates for short-term securities pushed rates lower as markets stabilized. The Fed announced the Municipal Liquidity Facility (MLF) allowing states, counties and cities to use the proceeds of notes purchased by the MLF to purchase similar notes issued by other political subdivisions and governmental entities. Under the program, the Fed will make recourse loans to a special purpose vehicle, which will have the ability to purchase up to $500 billion of eligible notes. New issues came back on the market in April and were met with strong investor demand.

In May 2020, asset flows remained steady in tax-exempt money market funds, as rates remained comparable to similar taxable funds and provided diversification for investors. Interest for short-term securities remained strong and placed continual downward pressure on rates as the market continued to stabilize. Strong supply and demand technicals propelled the short-term municipal market rates to historic lows as rates moved in line with similar taxable maturities.

Maintaining a Prudent Investment Posture

In this changing interest-rate environment, most municipal money market funds maintained short-weighted average maturities with a focus on liquidity. The fund was no exception, as we set its weighted average maturities in a range that is consistent with industry averages.

We also have maintained a careful and well-researched credit selection strategy. We have continued to identify what we believe to be low credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health care and education issuers.

Managing High-Grade, Liquid Portfolios

We anticipate issuance in the short-term market will increase in the coming months, as states and local governments review and balance their budgets to adjust to the change to economic projections and increased spending. Our experienced credit team will continue to review our current holdings and any purchases we make going forward in our portfolios. All of the securities purchased receive a minimal credit risk designation prior to purchase and are periodically reviewed for any changes to the credit outlook. We continue to maintain very high-grade, liquid portfolios.

It will take time to assess the long-term effect the COVID-19 pandemic will have on municipal credits. The Fed has implemented many programs to assist with financial management during the crisis, including purchases of municipal securities across the maturity spectrum that we believe will continue to help stabilize the market.

June 15, 2020

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided for the fund reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments to certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New Jersey Municipal Money Market Fund, Inc. from December 1, 2019 to May 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2020

Expense paid per $1,000†	$4.25
Ending value (after expenses)	$1,001.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2020

Expense paid per $1,000†	$4.29
Ending value (after expenses)	$1,020.75
† Expenses are equal to the fund’s annualized expense ratio of .85%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2020 (Unaudited)

Short-Term Investments - 100.0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 92.0%
Bayonne, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	7/15/2020	345,000		346,091
Borough of Ho-Ho-Kus, GO, Refunding	2.75	7/15/2020	460,000		460,944
Branchburg Township, GO, Refunding	5.00	8/15/2020	140,000		141,145
Brick Township, BAN, Refunding	2.25	6/24/2020	110,000		110,069
Burlington County, GO, Refunding, Ser. A1	4.00	9/1/2020	300,000		302,208
Burlington County, GO, Refunding, Ser. B	3.50	9/1/2020	125,000		125,716
East Brunswick Township, BAN	1.50	9/24/2020	600,000		600,260
East Brunswick Township, BAN, Refunding	2.25	7/17/2020	700,000		701,044
Hamilton Township School District, GO (Insured; Assured Guaranty Municipal Corp.)	3.00	7/15/2020	250,000		250,598
Leonia Board of Education, GO, Refunding	5.00	8/15/2020	185,000		186,312
Margate City, GO	4.00	7/15/2020	120,000		120,451
Middlesex County, BAN, Refunding	3.00	6/5/2020	600,000		600,129
Monmouth County, GO	5.00	7/15/2020	250,000		251,205
Moorestown Township School District, GO	3.00	7/15/2020	325,000		325,746
New Jersey Economic Development Authority, Revenue Bonds (Developmental Disabilities Association of New Jersey Project) (LOC; Wells Fargo Bank NA)	0.24	6/4/2020	420,000	[a]	420,000
New Jersey Economic Development Authority, Revenue Bonds (Falcon Safety Products Project) (LOC; PNC Bank NA)	0.15	6/4/2020	185,000	[a]	185,000
New Jersey Economic Development Authority, Revenue Bonds (MZR Real Estate Project) (LOC; Wells Fargo Bank NA)	0.29	6/4/2020	3,400,000	[a]	3,400,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 92.0% (continued)
New Jersey Economic Development Authority, Revenue Bonds (MZR Real Estate Project) (LOC; Wells Fargo Bank NA) Ser. A	0.29	6/4/2020	2,845,000	[a]	2,845,000
New Jersey Economic Development Authority, Revenue Bonds (Paddock Realty Project) (LOC; Wells Fargo Bank NA)	0.29	6/4/2020	1,170,000	[a]	1,170,000
New Jersey Economic Development Authority, Revenue Bonds (Parke Place Associates Project) (LOC; TD Bank NA)	0.24	6/5/2020	2,475,000	[a]	2,475,000
New Jersey Economic Development Authority, Revenue Bonds (Pennington Montessori School Project) (LOC; Wells Fargo Bank NA)	0.24	6/4/2020	240,000	[a]	240,000
New Jersey Economic Development Authority, Revenue Bonds (Somerset Hills YMCA Project) (LOC; TD Bank NA)	0.19	6/5/2020	940,000	[a]	940,000
New Jersey Economic Development Authority, Revenue Bonds (South Jersey Gas) (LOC; JP Morgan Chase Bank NA)	0.03	6/4/2020	2,700,000	[a]	2,700,000
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Princeton University Project) Ser. A	5.00	7/1/2020	2,500,000		2,508,230
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The College of New Jersey) Ser. G	4.00	7/1/2020	175,000		175,403
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. H	5.00	7/1/2020	200,000		200,648
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Virtua Health Obligated Group) (LOC; JPMorgan Chase Bank NA) Ser. B	0.02	6/1/2020	2,500,000	[a]	2,500,000
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Virtua Health Obligated Group) (LOC; JPMorgan Chase Bank NA) Ser. C	0.02	6/1/2020	100,000	[a]	100,000

Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 92.0% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2020	650,000		652,103
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.)	5.00	7/1/2020	100,000		100,311
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Atlantic Health System Hospital Corp.) (LOC; Bank of America NA) Ser. B	0.11	6/4/2020	2,425,000	[a]	2,425,000
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Atlantic Health System Hospital Corp.) (LOC; JP Morgan Chase Bank NA) Ser. C	0.11	6/4/2020	100,000	[a]	100,000
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack Meridian Health Obligated Group) Ser. A	5.00	7/1/2020	550,000		551,773
New Jersey Infrastructure Bank, Revenue Bonds, Refunding (Insured; Municipal Government Guaranteed)	5.00	9/1/2020	300,000		303,407
New Jersey Infrastructure Bank, Revenue Bonds, Refunding (Insured; Municipal Government Guaranteed)	5.00	9/1/2020	300,000		302,985
Ocean County, GO, Refunding	4.00	8/1/2020	100,000		100,478
Passaic County, GO, Ser. A	3.00	6/1/2020	150,000		150,000
Piscataway Township School District, GO, Refunding	5.00	8/15/2020	100,000		100,818
Plainfield, GO, Refunding	4.00	8/15/2020	1,040,000		1,047,580
Raritan Township, GO, Refunding	3.00	8/1/2020	125,000		125,417
Rib Floater Trust, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC) Ser. 2018-020	0.21	6/4/2020	4,100,000	[a,b]	4,100,000
Southampton Township, GO, Refunding (Insured; Build America Mutual)	2.00	7/1/2020	250,000		250,151

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 92.0% (continued)
Tender Option Bond Trust Receipts (Series 2016-XF2340), (New Jersey Economic Development Authority, Revenue Bonds, Refunding (School Facilities Construction) (Liquidity Agreement; Barclays Bank & LOC; Barclays Bank)), Trust Maturity Date 11/1/2024	0.17	6/4/2020	600,000	[a,b,c]	600,000
Tender Option Bond Trust Receipts (Series 2016-XF2393), (New Jersey Economic Development Authority, Revenue Bonds (School Facilities Construction) (Liquidity Agreement; Barclays Bank & LOC; Barclays Bank)), Trust Maturity Date 6/15/2041	0.17	6/4/2020	600,000	[a,b,c]	600,000
Tender Option Bond Trust Receipts (Series 2016-ZF0468), (New Jersey Transportation Trust Fund Authority, Revenue Bonds (LOC; Royal Bank of Canada)), Trust Maturity Date 12/15/2020	0.20	6/4/2020	2,600,000	[a,b,c]	2,600,000
Tender Option Bond Trust Receipts (Series 2016-ZF0470), (New Jersey Turnpike Authority, Revenue Bonds (LOC; Royal Bank of Canada)), Trust Maturity Date 7/1/2020	0.20	6/4/2020	2,700,000	[a,b,c]	2,700,000
The Bergen County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	9/1/2020	1,250,000		1,256,167
The Bergen County Improvement Authority, Revenue Notes, Refunding (Project Emerson Orad) (Insured; County Guaranteed)	4.00	6/1/2020	200,000		200,000
The Camden County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	4.00	9/1/2020	300,000		301,855
Toms River Township, BAN	2.50	6/18/2020	3,200,000		3,201,893
Union County Industrial Pollution Control Financing Authority, Revenue Bonds, Refunding (Exxon Project)	0.01	6/1/2020	1,870,000	[a]	1,870,000
Union County Industrial Pollution Control Financing Authority, Revenue Bonds, Refunding (Exxon Project)	0.03	6/1/2020	800,000	[a]	800,000

Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 92.0% (continued)
West Deptford Township, GO, Refunding (Insured; Build America Mutual)	4.00	9/1/2020	100,000		100,682
Wildwood, GO, Refunding	4.00	9/15/2020	205,000		206,680
				49,128,499
New York - 7.4%
Port Authority of New York & New Jersey, Revenue Bonds, Refunding (Liquidity Agreement; Citibank NA) Ser. 2015-XF2112	0.19	6/4/2020	2,050,000	[a,b]	2,050,000
Tender Option Bond Trust Receipts (Series 2016-ZF0269), (Port Authority of New York & New Jersey, Revenue Bonds, Consolidated Bonds, Ser. 169th) (Liquidity Agreement; TD Bank)), Trust Maturity Date 10/15/2025	0.24	6/4/2020	1,900,000	[a,b,c]	1,900,000
				3,950,000
Pennsylvania - .6%
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2020	350,000		351,137
Total Investments (cost $53,429,636)			100.0%		53,429,636
Liabilities, Less Cash and Receivables			0.0%		(11,687)
Net Assets			100.0%		53,417,949

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities amounted to $14,550,000 or 27.24% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Development	15.7
Medical	15.2
General Obligation	15.0
Transportation	13.1
General	9.8
Multifamily Housing	7.7
Education	5.8
Power	5.1
Nursing Homes	4.6
Pollution	3.5
School District	3.4
Water	1.1
100.0

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EFFE	Effective Federal Funds Rate	EURIBOR	Euro Interbank Offered Rate
FCPR	Farm Credit Prime Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	OBFR	Overnight Bank Funding Rate
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	53,429,636	53,429,636
Interest receivable		338,120
Receivable for shares of Common Stock subscribed		20,909
Prepaid expenses		10,809
		53,799,474
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		15,749
Cash overdraft due to Custodian		326,779
Directors’ fees and expenses payable		1,661
Other accrued expenses		37,336
		381,525
Net Assets ($)		53,417,949
Composition of Net Assets ($):
Paid-in capital		53,417,949
Net Assets ($)		53,417,949

Shares Outstanding
(2 billion shares of $.001 par value Common Stock authorized)	53,408,711
Net Asset Value Per Share ($)	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2020 (Unaudited)

Investment Income ($):
Interest Income	339,317
Expenses:
Management fee—Note 2(a)	140,929
Shareholder servicing costs—Note 2(b)	44,177
Professional fees	37,960
Registration fees	8,913
Chief Compliance Officer fees—Note 2(b)	8,139
Prospectus and shareholders’ reports	6,402
Custodian fees—Note 2(b)	5,052
Directors’ fees and expenses—Note 2(c)	1,856
Miscellaneous	13,428
Total Expenses	266,856
Less—reduction in expenses due to undertaking—Note 2(a)	(23,397)
Less—reduction in fees due to earnings credits—Note 2(b)	(5,052)
Net Expenses	238,407
Investment Income—Net, representing net increase in net assets resulting from operations	100,910

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations ($):
Investment income—net	100,910	649,758
Net realized gain (loss) on investments	-	15,748
Net Increase (Decrease) in Net Assets Resulting from Operations	100,910	665,506
Distributions ($):
Distributions to shareholders	(100,910)	(649,758)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	44,528,646	111,895,366
Distributions reinvested	94,760	550,171
Cost of shares redeemed	(57,396,676)	(133,278,307)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(12,773,270)	(20,832,770)
Total Increase (Decrease) in Net Assets	(12,773,270)	(20,817,022)
Net Assets ($):
Beginning of Period	66,191,219	87,008,241
End of Period	53,417,949	66,191,219

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended May 31, 2020		Year Ended November 30,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.008	.007	.001	.001	.000[a]
Distributions:
Dividends from investment income—net	(.002)	(.008)	(.007)	(.001)	(.001)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.18[b]	.77	.66	.14	.10	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[c]	.79	.78	.77	.70	.64
Ratio of net expenses to average net assets	.85[c]	.79	.78	.74	.37	.19
Ratio of net investment income to average net assets	.36[c]	.78	.66	.09	.01	.00[b]
Net Assets, end of period ($ x 1,000)	53,418	66,191	87,008	109,396	105,553	249,852

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General New Jersey Municipal Money Market Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Class A shares are designed primarily for people who are investing through a third party financial intermediary, such as a bank, broker-dealer, financial adviser or retirement plan. Class A shares bear a Shareholder Services Plan fee.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	53,429,636
Level 3 - Significant Unobservable Inputs	-
Total	53,429,636

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2019 was as follows: tax exempt income $649,758. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Adviser has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $23,397 during the period ended May 31, 2020.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2020, the fund was charged $31,351 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2020, the fund was charged $11,150 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2020, the fund was charged $5,052 pursuant to the custody agreement. These fees were offset by earnings credits of $5,052.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2020, the fund was charged $490 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2020, the fund was charged $8,139 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $22,657, custodian fees of $3,000, Chief Compliance Officer fees of $3,130 and transfer agency fees of $5,635, which are offset against an expense reimbursement currently in effect in the amount of $18,673.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2020, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $28,615,000 and $37,505,000 respectively.

NOTES

NOTES

For More Information

General New Jersey Municipal Money Market Fund, Inc.
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbol:	DNJXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0758SA0520

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New Jersey Municipal Money Market Fund, Inc.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      July 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      July 27, 2020

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      July 24, 2020

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)